Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Payable for advertisement	254,264	259,466
Accrued payroll and welfare	261,599	233,918
Balance of users’ virtual accounts	127,520	134,282
Other tax payables	53,974	60,749
Payable for repurchase of subsidiary’s share options	11,912	57,548
Accrued professional services and related service fee	52,566	53,922
VAT payable	29,930	23,661
Others	63,070	87,504

Total	854,835	911,050